RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 13	$ 19
Post-employment benefits	11	4
Stock-based compensation	23	21
Total compensation	$ 47	$ 44